Cover	Dec. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2021
Entity File Number	000-56311
Entity Registrant Name	RAINMAKER WORLDWIDE INC.
Entity Central Index Key	0001872292
Entity Tax Identification Number	82-4346844
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	271 Brock Street
Entity Address, City or Town	Peterborough
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	K9H 2P8
City Area Code	(877)
Local Phone Number	334-3820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable